Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (559.9)	$ (513.7)
Deferred income tax liability	559.9	513.7	$ 491.5
Accounting value of mineral property, plant and equipment in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	591.8	557.0
Accounting value of inventories in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8.8	7.9
Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	(25.5)	(19.8)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (15.2)	$ (31.4)